FINANCIAL INCOME (Details) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
FINANCIAL INCOME
Interest income on time deposits	₺ 1,729,070	₺ 727,747	₺ 478,523
Interest income on credit sales	1,373,524	537,512	298,737
Foreign currency exchange gains	654,812	3,483,863	3,599,091
Fair value gains on financial assets measured at fair value	127,621	342,921	121,801
Interest received on financial investment	1,676	1,709
Other	131,274	16,692	54,328
Total financial income	₺ 4,017,977	₺ 5,110,444	₺ 4,552,480